INCOME AND EXPENSES	12 Months Ended
Dec. 31, 2025
Trading income (expense) [abstract]
INCOME AND EXPENSES
19	INCOME AND EXPENSES

i)	Other income

	2025	2024	2023
	USD	USD	USD
Government grant income*	696,161	852,843	1,207,154
Other operating income**	378,422	544,080	455,943
Others	95,135	303,589	167,802
Total other income	1,169,718	1,700,512	1,830,899

*	Government grant income in FY2025 was provided by Singapore Government mainly through the Progressive Wage Credit Scheme and Enabling Employment Credit.

**	Other operating income was related to a license grant fee charge to YY Circle (Thailand) Ltd and YY Circle (HK) Pte Ltd, which are unrelated parties with the Company.
ii)	Other expenses

	2025	2024	2023
	USD	USD	USD
Late charges & fine	(44,640)	(34,557)	(27,781)
Loss on disposal of PPE	(12,561)	-	-
Total other expenses	(57,201)	(34,557)	(27,781)

iii)	Expenses by nature

Total cost of revenue, selling and marketing expenses, general and administrative expenses include expenses of the following nature:

	2025	2024	2023
	USD	USD	USD
Advertisement and promotions	579,170	328,586	191,582
Agent fee	2,080,000	-	-
Allowance for impairment loss on receivables	756,241	-	-
Amortization and depreciation	934,211	371,517	288,557
Legal and professional fee	1,676,481	603,411	584,145
Office expenses	1,179,440	327,733	216,332
Rental of equipment and others	247,363	277,005	292,897
Staff expenses and wages	46,959,174	34,215,044	27,172,767
Share-based compensation	6,650,179	5,158,990	-
Transportation	140,098	86,561	90,737
Insurance expenses	277,795	187,111	237,097
Impairment loss on net investment	307,732	-	-
Other operating expenses	9,970,620	5,388,898	3,084,341
Total cost of revenue, selling and marketing expenses, general and administrative expenses	71,758,504	46,944,856	32,158,455